Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Allowance for Doubtful Accounts	$ 1,067,000	$ 950,000	$ 523,000
Accumulated Amortization	$ 3,101,000	$ 2,990,000	$ 2,410,000
Stockholders Equity
Preferred Stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Authorized	8,003,716	8,003,716	8,003,716
Preferred Stock Issued	0	0	0
Preferred Stock outstanding	0	0	0
Series B Convertible Preferred Stock par Value	$ 0.001	$ 0.001	$ 0.001
Series B Convertible Preferred Stock Authorized	4,000,000	4,000,000	4,000,000
Series B Convertible Preferred Stock Issued	0	0	0
Series B Convertible Preferred Stock Outstanding	0	0	0
Common Stock par value	$ 0.001	$ 0.001	$ 0.001
Common Stock Authorized	20,000,000	20,000,000	20,000,000
Common Stock Issued	5,672,760	3,579,114	3,579,114
Common Stock Outstanding	5,672,760	3,579,114	3,579,114